STOCKHOLDERS DEFICIT (Details 1)	6 Months Ended
Jun. 30, 2024 shares
Number of Warrants	128,116,666
Cavalry Fund I, LP [Member]
Number of Warrants	41,250,000
Expiration Date	Oct. 13, 2026
Exercise Price	110% of the opening price on the first day Company trades on Nasdaq exchange
FirstFire Global Opportunities Fund, LLC [Member]
Number of Warrants	55,000,000
Expiration Date	Oct. 06, 2026
Exercise Price	110% of the opening price on the first day Company trades on Nasdaq exchange
Cavalry Investment Fund LP [Member]
Number of Warrants	13,750,000
Expiration Date	Oct. 13, 2026
Exercise Price	110% of the opening price on the first day Company trades on Nasdaq exchange
Talos Victory Fund, LLC [Member]
Number of Warrants	9,058,333
Expiration Date	Jan. 31, 2027
Exercise Price	$.015 per share
Blue Lake Partners, LLC [Member]
Number of Warrants	9,058,333
Expiration Date	Jan. 31, 2027
Exercise Price	$.015 per share